Quarterly Holdings Report
for
Fidelity® Select Portfolios®
FinTech Portfolio
(formerly Consumer Finance Portfolio)
November 30, 2021
SAV-NPRT3-0122
1.810686.117
Common Stocks - 99.8%
	Shares	Value ($)
Banks - 0.8%
Diversified Banks - 0.5%
Wells Fargo & Co.	26,800	1,280,504
Regional Banks - 0.3%
Signature Bank	2,000	604,600
TOTAL BANKS		1,885,104
Capital Markets - 0.4%
Financial Exchanges & Data - 0.4%
Open Lending Corp. (a)	39,200	911,008
Consumer Finance - 14.6%
Consumer Finance - 14.6%
Ally Financial, Inc.	9,100	417,053
American Express Co.	72,900	11,102,670
Capital One Financial Corp.	82,200	11,551,566
Discover Financial Services	79,800	8,606,430
LendingClub Corp. (a)	23,490	768,593
OneMain Holdings, Inc.	40,413	2,012,163
Upstart Holdings, Inc.	6,400	1,311,296
		35,769,771
Entertainment - 0.2%
Interactive Home Entertainment - 0.2%
Sea Ltd. ADR (a)	1,700	489,719
Insurance - 0.2%
Multi-Line Insurance - 0.2%
Assurant, Inc.	4,300	654,030
IT Services - 57.5%
Data Processing & Outsourced Services - 57.5%
Adyen BV (a)(b)	5,100	14,126,160
Affirm Holdings, Inc.	15,000	1,900,200
Afterpay Ltd. (a)	39,196	3,001,658
Dlocal Ltd.	3,200	106,240
Edenred SA	76,000	3,406,292
EVO Payments, Inc. Class A (a)	41,200	877,148
Fidelity National Information Services, Inc.	113,610	11,872,245
Fiserv, Inc. (a)	46,000	4,439,920
FleetCor Technologies, Inc. (a)	25,700	5,323,241
Flywire Corp. (c)	19,900	808,736
Global Payments, Inc.	74,569	8,876,694
MasterCard, Inc. Class A	104,040	32,764,277
MoneyGram International, Inc. (a)	76,700	454,831
Nuvei Corp. (a)(b)	14,000	1,378,575
PagSeguro Digital Ltd. (a)(c)	72,000	1,840,320
PayPal Holdings, Inc. (a)	90,800	16,788,012
Remitly Global, Inc. (c)	1,500	36,090
Repay Holdings Corp. (a)	76,900	1,258,084
Square, Inc. (a)	52,600	10,958,158
Visa, Inc. Class A	108,036	20,934,136
		141,151,017
Software - 25.6%
Application Software - 25.6%
Avalara, Inc. (a)	26,200	3,659,616
AvidXchange Holdings, Inc.	900	19,224
Bill.Com Holdings, Inc. (a)	22,000	6,178,700
Black Knight, Inc. (a)	74,900	5,353,103
BTRS Holdings, Inc. (a)	45,400	338,684
BTRS Holdings, Inc. (a)(d)	16,500	123,090
EngageSmart, Inc. (c)	46,000	1,006,020
Guidewire Software, Inc. (a)	28,000	3,257,520
Intuit, Inc.	58,400	38,094,318
Lightspeed Commerce, Inc. (Canada) (a)	26,200	1,325,331
nCino, Inc. (a)	15,300	950,436
Workiva, Inc. (a)	17,800	2,482,566
		62,788,608
Thrifts & Mortgage Finance - 0.5%
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	84,228	1,187,615
TOTAL COMMON STOCKS (Cost $242,307,388)		244,836,872

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f) (Cost $1,184,968)	1,184,849	1,184,968

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $243,492,356)	246,021,840
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(632,582)
NET ASSETS - 100.0%	245,389,258

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,504,735 or 6.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,090 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
BTRS Holdings, Inc.	1/12/21	165,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	355,405	84,697,761	85,053,166	2,090	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	3,320,368	52,229,739	54,365,139	8,691	-	-	1,184,968	0.0%
Total	3,675,773	136,927,500	139,418,305	10,781	-	-	1,184,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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